Overview and Basis of Presentation	12 Months Ended
Dec. 31, 2020
Overview and Basis of Presentation [Line Items]
Overview and Basis of Presentation

1. Overview and Basis of Presentation

Description of Business

Metromile Operating Company (“Metromile”) was incorporated in the State of Delaware on January 14, 2011 as Fair Auto, Inc. and changed its name to MetroMile, Inc. in May 2012 and to Metromile Operating Company in February 2021. Metromile, through its wholly owned subsidiary, Metromile Insurance Services LLC (the “GA Subsidiary”), sells pay-per-mile auto insurance to consumers in eight states: California, Washington, Oregon, Illinois, Pennsylvania, Virginia, New Jersey, and Arizona. Metromile has a wholly owned subsidiary, Metromile Insurance Company (the “Insurance Company”), which focuses on property and casualty insurance. In January 2019, Metromile formed Metromile Enterprise Solutions, LLC (“Enterprise”), a wholly owned subsidiary, which focuses on selling its insurance solution technology to third party customers. Metromile, the GA Subsidiary, the Insurance Company, and Enterprise collectively are referred to as the “Company.”

The Insurance Company provides automobile insurance to customers with premiums based on a flat rate plus an adjustable rate based on actual miles driven. To record miles driven, the GA Subsidiary may provide drivers with a telematics device, the Metromile Pulse, which plugs into a car’s on-board diagnostic system to capture mileage.

The GA Subsidiary acts as a full-service insurance General Agent (“GA”). As a full-service GA, the subsidiary provides all policy pricing, binding, and servicing (payments and customer service) for the policyholders. Until late 2016, the GA Subsidiary underwriting carrier was National General Insurance (“NGI”) and its related carriers. The GA Subsidiary began transitioning NGI-issued policies upon renewal in late 2016 to the Insurance Company and has only a small number of policies with NGI as of December 31, 2020. The GA Subsidiary is the sole agent for the Insurance Company.

NGI handles claims for the GA Subsidiary’s policies underwritten by NGI and its related carriers, for which it pays NGI a fee for the loss adjustment expense (“LAE”). NGI bears the risk of loss under these policies. Accordingly, the Company has no exposure to claims that would require an accrual for those NGI-related losses.

The Insurance Company bears risk of loss under all insurance policies it underwrites. The financial statements include reserves for future claims based on actuarial estimates for the Insurance Company. The Loss and LAE reserves as of December 31, 2019 and 2020 were $52.2 million and $57.1 million, respectively.

In February 2021, the Company completed a business combination (the “Merger”) with INSU Acquisition Corp. II (“INSU”), where the Metromile merged with a wholly-owned subsidiary of INSU, with Metromile surviving the Merger as a wholly-owned subsidiary of INSU. The Merger was accounted for as a reverse recapitalization in accordance with accounting principles generally accepted in the United States (“GAAP”). Under this method of accounting, INSU, who was the legal acquirer, is treated as the “acquired” company for financial reporting purposes and the Company is treated as the accounting acquirer. Accordingly, all historical financial information presented in the accompanying consolidated financial statements represents the accounts of Metromile and its wholly owned subsidiaries as if Metromile is the predecessor to the Company. The shares and net loss per common share, prior to the Merger, have been retroactively restated as shares reflecting conversion at the exchange ratio of 1.01547844 established in the Merger Agreement.

Basis of Presentation

The accompanying consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the U.S. of America (“GAAP”) and in accordance with the rules and regulations of the U.S. Securities and Exchange Commission (“SEC”). References to the Accounting Standard Codification (“ASC”) and Accounting Standard Updates (“ASU”) included hereinafter refer to the Accounting Standards Codification and Updates established by the Financial Accounting Standards Board (“FASB”) as the source of authoritative GAAP. The consolidated financial statements include the accounts of Metromile, Inc. and its subsidiaries, all of which are wholly owned. All intercompany accounts and transactions have been eliminated in consolidation.

Liquidity and Capital Resources

The Company’s consolidated financial statements have been prepared assuming the Company will continue as a going concern. The Company has had recurring losses and an accumulated deficit since its inception, related primarily to the development of its website, technology, customer acquisition, insurance losses and other operations. The Company obtained additional funding of $310 million in 2021 to support its ongoing operations and fund future growth of the Company. Management has concluded that substantial doubt regarding the Company’s ability to continue as a going concern for the period January 2021 through March 2022 has been alleviated based upon the recent funding and future operational improvement plans.

In the first quarter of 2020, the global pandemic caused by COVID-19 breached the U.S. and resulted in Shelter-In-Place orders across the country and insurance department bulletins limiting the actions that insurance carriers may take and reducing the amount of premiums that will be promptly received in the short term. These factors resulted in a significant decline in both revenues and losses of the Insurance Company. In addition, in response to these events, the Company performed a reduction in force of 125 employees to further align costs with revenue and to extend the current capital runway. The Company will continue to monitor the situation closely, but given the uncertainty about the duration or magnitude of the pandemic, management cannot estimate the impact on its financial condition, operations, and workforce.

Revision to Previously Issued Financial Statements

The Company has made revisions to the table in Note 16, Segment and Geographic Information, which presents a reconciliation of the Company’s total reportable segments’ contributions to its total loss from operations .To reflect proper classification of certain income and expense amounts $1.9 million was reclassified from Policy services expenses and other to Other income within the reconciliation presented for the year ended December 31, 2019. The revisions had no effect on total liabilities, stockholders’ deficit or net loss after taxes as previously reported.

Use of Estimates

The preparation of consolidated financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the amounts reported in the consolidated financial statements and the accompanying notes. The Company’s principal estimates include unpaid losses and LAE reserves; the fair value of investments; the fair value of share-based awards; the fair value of the warrant liability; premium refunds to policyholders; reinsurance recoverable on unpaid loss; and the valuation allowance for income taxes. Because of uncertainties associated with estimating the amounts, timing and likelihood of possible outcomes, actual results could differ materially from these estimates.

Revenue Recognition

Insurance Services

The Company’s insurance services are accounted for in accordance with Topic 944, Insurance. Policies are written for six-month terms and are considered short-duration contracts for the purposes of accounting under U.S. GAAP. The premium for the policies provides for a base rate per month for the entire policy term, plus a per-mile rate multiplied by the mileage driven each day (based on data from the telematics device subject to a daily maximum). Upon the binding of the policy, the customer pays at least the first month’s base rate and then is billed monthly in arrears for the mileage-based premium portion of the policy plus each subsequent month’s base rate not otherwise prepaid upon binding of the policy. Base premiums are recognized ratably over the policy term and mileage-based premiums are recognized monthly as incurred. All earned premiums are presented net of bad debt expense in the Company’s consolidated statement of operations.

Investment Income

Investment income is recorded as earned. Investment income consists primarily of interest on the Company’s highly liquid fixed income securities and is recognized on an accrual basis.

Other Revenue

Other revenue principally consists of enterprise revenue discussed below, reinsurance profit commissions based on performance of the ceded business, commission on NGI policies, and revenue related to policy acquisition costs as part of the reinsurance arrangement as described in Note 9, Reinsurance.

The commission on NGI policies is recognized on a net basis and was insignificant in the periods presented. The revenue related to the acquisition costs for policies newly ceded to the reinsurers is recognized as the policies become part of the reinsurance arrangement. No amounts are due back to the reinsurers should a ceded policy cancel after entering the reinsurance arrangement.

Enterprise services are accounted for by applying the requirements of Topic 606, Revenue from Contracts with Customers. Topic 606 establishes a principle for recognizing revenue upon the transfer of promised goods or services to customers, in an amount that reflects the expected consideration received in exchange for those goods or services. Topic 606 also includes Subtopic 340-40, Other Assets and Deferred Costs-Contracts with Customers, which requires the deferral of incremental costs of obtaining a contract with a customer. Collectively, references to Topic 606 used herein refer to both Topic 606 and Subtopic 340-40.

The Company accounts for revenue contracts with customers by applying the requirements of Topic 606, which includes the following steps:

•        Identification of the contract, or contracts, with a customer

•        Identification of the performance obligations in the contract

•        Determination of the transaction price

•        Allocation of the transaction price to the performance obligations in the contract

•        Recognition of revenue when, or as, the Company satisfies a performance obligation

The Company has developed technologies intended for internal use to service their insurance business and through its enterprise services started offering these products and services to third party customers during the year ended December 31, 2019. The Company also has referral agreements with third party carriers and ad exchange agreements whereby the Company can receive consideration for such services. As such, the Company has three categories of revenue agreements that are included within the scope of Topic 606: 1) subscription and professional services agreements, 2) referral agreements, and 3) ad exchange agreements. For the periods presented, the Company’s revenues from referral and ad exchange agreements have not been significant.

The Company’s technology agreements include software subscription-as-a-service (“SaaS”) which provides the customer with the right to access the Company’s core software via a hosted solution. Customers who purchase the SaaS service also receive technical support and access to updates and upgrades. The Company’s performance obligations related to its SaaS offering is a stand-ready obligation to provide the customer with continuous access to the hosted service as well as to provide updates/upgrades and technical support. Access to the platform represents a series of distinct services as the Company continually provides access to, and fulfills its obligation to, the end customer over the subscription term. The series of distinct services represents a single performance obligation that is satisfied over time. The Company recognizes revenue ratably because the customer receives and consumes the benefits of the platform throughout the contract period.

During the year ended December 31, 2020, the Company sold a perpetual license for its software. Revenue for this license was recognized up-front upon delivery of the software license.

In addition, the Company offers customization and implementation services for customers. Customization services are provided when a customer requests the development of a specific feature and/or functionality that is not currently present within the solution as of the date of execution of the agreement. Implementation services include installation, custom builds, data migration, integration to other application programming interfaces, and training of customer personnel. Both customization and implementation services are priced based on mutual negotiation and subject to Company approvals. Occasionally, these services are offered at a discount or included as a bundle with pricing for the software or SaaS products. These services are not considered to represent distinct performance obligations and when present are combined with the overall subscription service. Revenue recognition begins when all services have been completed and are made available to customers.

Deferred Contract Acquisition Costs

Prior to the adoption of Topic 606 on January 1, 2019, sales commissions associated with the Company’s technology agreements were not deferred and expensed as incurred. Under Topic 606, the Company recognizes an asset for the incremental costs of obtaining a contract with a customer if the entity expects to recover such costs. Sales commissions are considered incremental and recoverable costs of obtaining a contract with a customer. Contract acquisition costs are accrued and capitalized upon execution of the sales contract by the customer. The Company allocates commission costs to the performance obligations in an arrangement consistent with the allocation of the transaction price. The portion of these costs that are attributed to performance obligations delivered over time are capitalized and recorded in prepaid expense and other current assets on the Company’s consolidated balance sheet.

Deferred contract costs on the Company’s consolidated balance sheets were approximately $0.2 million as of December 31, 2019 and 2020. Amortization expense related to deferred contract costs through the years ended December 31, 2019 and 2020 was not significant. There was no impairment loss in relation to the costs capitalized for the periods presented.

Deferred Revenue

The deferred revenue balance consists of subscription and professional services for the Company’s technology agreements which have been invoiced in advance of when the revenue recognition criteria are met. The Company’s subscription contracts are typically invoiced to its customers at the beginning of the term, or in some instances, such as in multi-year arrangements, in annual installments. Accordingly, the Company’s deferred revenue balance does not include revenues for future years of multi-year non-cancellable contracts that have not yet been billed.

The Company recognizes subscription revenue ratably over the contract term beginning on the date that services are made available to customers, which may be after the contract commencement date if additional customization or implementation services are required to make the subscription service available to customers. On the contract commencement date, the Company records amounts due in accounts receivable and in deferred revenue. To the extent the Company bills customers in advance of the contract commencement date, the accounts receivable and corresponding deferred revenue amounts are netted to zero on the consolidated balance sheets, unless such amounts have been paid as of the balance sheet date.

The Company recognized $0.8 million and $2.3 million of revenue during the years ended December 31, 2019, and 2020, respectively, that was included in the deferred revenue balances at the beginning of the respective years.

Remaining Performance Obligations

Remaining performance obligations represent contracted revenues that are non-cancellable and have not yet been recognized due to unsatisfied or partially satisfied performance obligations. This includes deferred revenues and amounts that will be invoiced and recognized as revenues in future periods. As of December 31, 2019 and 2020, future estimated revenue related to performance obligations for subscriptions with terms of more than one year that are unsatisfied or partially unsatisfied at the end of the reporting periods was approximately $19.6 million and $17.2 million, respectively. As of December 31, 2019 and December 31, 2020 the Company expects to recognize revenue on approximately 40% and 51% of these unsatisfied performance obligations, respectively over the following 24 months and the remainder thereafter.

Losses and Loss Adjustment Expenses and Loss and Loss Adjustment Expenses Reserves

The Insurance Company’s losses and LAE are presented net of any reinsurance and charged to income as incurred. The liabilities for unpaid losses and LAE represent the estimated liabilities for reported claims, claims incurred but not yet reported, and the related LAE. Losses and loss adjustment expenses also includes the LAE related to NGI as well as LAE incurred directly, including claims personnel and related expenses, compensation related to customer experience, depreciation on telematics devices, packaging and postage for shipping devices to customers, fulfillment service center costs, and third-party web-hosting costs.

Liability for unpaid losses and LAE for policies underwritten by the Insurance Company represents management’s best estimate of the ultimate net cost of all reported and unreported losses incurred during the years ended December 31, 2019 and 2020. The reserves for unpaid losses and LAE are estimated using individual case-basis valuations and statistical analyses. Estimated reserves are computed in accordance with accepted actuarial standards and principles. Several different actuarial approaches are considered, and reserve estimates may rely on a single or multiple techniques, depending on the appropriateness of the technique in a given situation. One branch of techniques that is frequently relied upon belongs to chain ladder methods in which data is aggregated into appropriate accident periods (when a claim occurred) and historical loss patterns are applied to actual paid losses and reported losses (paid losses plus individual case reserves as established by claim adjusters).

The chain ladder method uses a ratio of losses from consecutive periods to calculate a development factor amongst various accident periods at similar maturities. An age-to-age factor is the expected development for future accident periods at a similar maturity. This is judgmentally selected based on a variety of inputs including, but not limited to, industry trends, company-specific trends, changes in claims handling practices, and changes in judicial environment and other external influences. Age-to-age factors are then multiplied and applied to the known losses to estimate the ultimate loss. The primary assumption of this approach is that historical development patterns are predictive of how current and future accident periods will develop. Modifications and variations of this approach can be made to better address certain issues that may arise, such as a sudden change in claim reserving process from claim adjusters, changes in payment and closure rate of claims, and external factors. Large losses, severe weather events, and other catastrophic events may significantly increase the variance of development patterns. These may be capped or excluded in the data and analyzed separately.

The use of these methods on paid data as opposed to reported data has both benefits and drawbacks. For a sufficiently large dataset, paid data tends to be more stable, but may finalize later, creating additional uncertainty and potential to both over- and under-estimate reserves. For newer, immature accident periods, approaches using paid data may create very volatile estimates as a relatively small amount has been paid, which is then multiplied by a large multiplier from the age-to-age factors as described above. Reported data includes payments made to date as well as the best estimate from claim adjusters of future payments. The claim adjusters are able to review each claim and incorporate facts about each individual event to estimate losses on a claim-by-claim basis. Reported data tends to require less future development than paid data, which decreases the potential variance from the ultimate amount to be paid for a claim. It may however be influenced by changes in claims reserving and settlement practices, which need to be accounted for when using historical data to predict future liabilities.

The estimates are subject to the effects of trends in loss severity and frequency. Although considerable variability is inherent in such estimates, management believes the reserves for losses and LAE are adequate. The estimates are continually reviewed and adjusted as necessary as experience develops or new information becomes known; such adjustments are included in the current year’s operations. Salvage and subrogation recoverables are estimated using the case basis method or historical statistics. Salvage and subrogation estimated recoverables are deducted from the liability for unpaid losses and LAE.

Reinsurance

The Company enters into ceded reinsurance contracts to protect its business from losses due to concentration of risk and to manage its operating leverage ratios. The Company has entered into quota-share reinsurance agreements with reinsurers under which risks are covered on a pro-rata basis for all policies underwritten by the Insurance Company. Premiums ceded to reinsurers are reported as a reduction of premiums written, and expenses incurred in connection with ceded policies have been accounted for as a reduction of the Company’s related deferred policy acquisition costs.

The Company is exposed to credit risk from reinsurance recoverables and prepaid reinsurance premiums, which is mitigated by using a trust account.

Cash, Cash Equivalents and Restricted Cash

For purposes of the consolidated financial statements, the Company considers all highly liquid debt instruments purchased with an original maturity of three months or less to be cash equivalents. The Company’s operating cash is held in an overnight sweep account. The Company’s cash is maintained in checking accounts, money market funds, and other highly liquid fixed income investments.

Certain of the Company’s cash accounts are restricted. The Company holds certificates of deposits as collateral on its letters of credit in conjunction with its office leases and corporate credit cards. As part of the Company’s debt arrangement, a certain cash minimum must be maintained in a separate bank account as part of the debt covenants. The Company also collects insurance policy premiums that it holds in a segregated account for transmittal to the applicable underwriting carrier or for the benefit of policyholders for insurance-related claims. Cash held by the Insurance Company is restricted for use by the Insurance Company for the benefit of its policyholders.

Concentrations of Credit Risk

Financial instruments that potentially subject the Company to concentrations of credit risk, to the extent of the amounts recorded on the consolidated balance sheets, consist principally of cash and marketable securities. The Company, at times, maintains cash balances with its primary bank in excess of Federal Deposit Insurance Corporation limits. The Company places its cash and cash equivalents with financial institutions with high credit standing. The Company places its excess cash in marketable investment grade securities. There are no significant concentrations in any one issuer of debt securities.

The ceding of insurance does not legally discharge the Company from its primary liability for the full amount of the policy coverage, and therefore the Company will be required to pay the loss and bear collection risk if the reinsurer fails to meet its obligations under the reinsurance agreement. To minimize exposure to significant losses from reinsurance insolvencies, the Company evaluates the financial condition of its reinsurers and monitors concentrations of credit risk.

The Company did not have any customers whose revenue or account receivable balance individually represented 10% or more of the Company’s total revenues or accounts receivable, respectively, during the years presented. However, one customer made up 99.8% of the Company’s Enterprise business solutions segment revenue (see Note 16, Segment and Geographic Information).

Marketable Securities

The Company classifies marketable investment securities as available-for-sale. Interest income and dividends on securities are recognized in income on an accrual basis. Premiums and discounts on debt securities are amortized as an adjustment to interest income using the interest method. These securities are reported at their estimated fair value with unrealized gains and losses reported as a separate component of comprehensive income in stockholders’ deficit and classified into unrestricted and restricted marketable securities. Purchases and sales of investments are recorded on a trade date basis. Realized gains and losses are determined based on the specific identification method.

Certain marketable securities are restricted as they are held by the Insurance Company and are either pledged as statutory deposits for state licenses or restricted as to the distribution of the assets of the Insurance Company under the regulations of the State of Delaware.

Telematics Devices, Improvements, and Equipment, Net

Telematics devices, improvements, and equipment are stated at cost less accumulated depreciation. Depreciation is computed using the straight-line method over the estimated useful lives of the assets, which is generally estimated to be three to five years. Leasehold improvements are amortized using the straight-line method over the shorter of the remaining lease term or the estimated useful lives of the improvements. Maintenance and repairs are charged to expense as incurred; major renewals and betterments are capitalized.

Website and Software Development Costs, Net

Costs related to the planning and post-implementation phases of the Company’s website and software development efforts are recorded as an operating expense. Direct costs incurred in the development phase of major development efforts and upgrades are capitalized and amortized using the straight-line method over an estimated useful life, generally estimated to be three years.

Deferred Policy Acquisition Costs (“DPAC”)

The Company defers sales commissions and expenses, marketing and underwriting costs, net of reinsurance ceding commission, directly relating to the successful acquisition of policies that the GA Subsidiary binds, and costs related to written premiums to the extent they are considered recoverable. These costs are then expensed over the customer’s policy term including estimated renewal periods. The method followed to determine the deferred policy acquisition costs limits the deferral to its realizable value by considering estimated future claims and expenses to be incurred as premiums are earned. Changes in estimates, if any, are recorded in the accounting period in which changes are determined.

When anticipated losses, LAE, commissions, and other policy acquisition costs exceed recorded unearned premium, any future premiums on existing policies, and anticipated investment income on existing policies, a premium deficiency reserve is recognized by recording a reduction to DPAC with a corresponding charge to operations. The Company does not include anticipated investment income as a factor in the premium deficiency calculations. The Company concluded that no premium deficiency adjustments were necessary through December 31, 2019 and 2020.

Any excess ceding commissions over and above the portion that represents a recovery of deferred policy acquisition costs is recorded as a deferred liability and amortized over the same period in which the related premiums are earned.

Impairment of Long-Lived Assets

The Company evaluates the carrying amount of its long-lived assets, primarily telematics devices, improvements, equipment, website and software development costs, and policy acquisition costs for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. The Company assesses recoverability using undiscounted cash flows attributed to that asset. If impairment has occurred, any excess of the carrying value over the fair value is recorded as a loss. No impairment occurred during the years presented.

Indefinite-lived intangible assets, such as the Company’s insurance licenses included as intangible assets on the accompanying consolidated balance sheet, are subject to annual impairment testing. On an annual basis or more frequently if a triggering event occurs, the fair value of indefinite-lived intangible assets are evaluated to determine if an impairment charge is required.

Warrants Exercisable for Preferred and Common Stock

The Company generally accounts for warrants to purchase common stock as a component of equity at its issued cost unless the warrants include a conditional obligation to issue a variable number of shares or there is a deemed possibility that the Company may need to settle the warrants in cash. For warrants issued with a conditional obligation to issue a variable number of shares or the deemed possibility of a cash settlement, the Company records the fair value of the warrants as a liability at each balance sheet date. The warrant liability is subsequently marked to estimated fair value at each reporting date based on current fair value, with the changes in fair value reported in results of operations.

Freestanding warrants issued by the Company to purchase shares of its convertible preferred stock are classified as liabilities on the consolidated balance sheets and are measured at their estimated fair value, as the underlying convertible preferred stock is considered contingently redeemable. The initial liability recorded is adjusted for changes in fair value at each reporting date with an offsetting entry recorded as a component of other income, net in the accompanying consolidated statements of operations. The liability will continue to be adjusted for changes in fair value until the earlier of the exercise date or the conversion of the underlying convertible preferred stock into common stock, at which time the convertible preferred stock warrants will convert to common stock warrants, and the liability will be reclassified to stockholders’ deficit.

The Company estimates the fair value of these warrants at the respective dates using the Black-Scholes option valuation model based on the estimated fair value of the underlying common stock or convertible preferred stock at the valuation measurement date, the remaining contractual term of the warrant, risk-free interest rates, expected dividends, and the expected volatility of the price of the underlying convertible preferred stock. These estimates, especially the market value of the underlying common stock or convertible preferred stock and the related expected volatility, are highly judgmental and could differ materially in the future.

Stock-Based Compensation

Stock-based compensation is measured at the grant date based on the fair value of the award and is recognized as expense over the requisite service period, which is generally the vesting period of the respective award. The expense recorded is based on awards ultimately expected to vest and, therefore, is reduced by estimated forfeitures. Forfeitures are estimated at the time of grant and revised, if necessary, in subsequent periods if actual forfeitures differ from those estimates. The Company calculates the fair value of options using the Black-Scholes option pricing model and recognizes expense using the straight-line attribution approach. Awards with performance conditions and no service conditions are expensed when the performance condition is deemed probable of being achieved and is based on the fair value of the award at that time.

Advertising Expenses

The Company expenses advertising costs as incurred. Advertising costs were approximately $18.6 million, and $7.2 million in the years ended December 31, 2019, and 2020, respectively, and are included in sales and marketing expense in the accompanying consolidated statements of operations.

Income Taxes

The Company accounts for income taxes under the asset and liability method, which requires the recognition of deferred tax assets and liabilities for the expected future tax consequences of events that have been included in the financial statements. Under this method, the Company determines deferred tax assets and liabilities on the basis of the differences between the financial statement and tax bases of assets and liabilities by using enacted tax rates in effect for the year in which the differences are expected to reverse. The effect of a change in tax rates on deferred tax assets and liabilities is recognized in income in the period that includes the enactment date.

The Company recognizes deferred tax assets to the extent that it believes that these assets are more likely than not to be realized. In making such a determination, the Company considers all available positive and negative evidence, including future reversals of existing taxable temporary differences, projected future taxable income, tax-planning strategies, and results of recent operations. If the Company determines that it would be able to realize its deferred tax assets in the future in excess of their net recorded amount, the Company would make an adjustment to the deferred tax asset valuation allowance, which would reduce the provision for income taxes.

The Company records uncertain tax positions on the basis of a two-step process in which (1) it determines whether it is more likely than not that the tax positions will be sustained on the basis of the technical merits of the position and (2) for those tax positions that meet the more-likely-than-not recognition threshold, the Company recognizes the largest amount of tax benefit that is more than 50 percent likely to be realized upon ultimate settlement with the related tax authority.

All tax years remain open and subject to federal and state examination.

Net Loss per Share

Basic and diluted net loss per share attributable to common stockholders is presented in conformity with the two-class method required for participating securities. The Company considers all series of its redeemable convertible preferred stock to be participating securities. Under the two-class method, the net loss attributable to common stockholders is not allocated to the redeemable convertible preferred stock as the holders of its redeemable convertible preferred stock do not have a contractual obligation to share in the Company’s losses. Under the two-class method, net income is attributed to common stockholders and participating securities based on their participation rights. Under the two-class method, basic net loss per share attributable to common stockholders is computed by dividing the net loss attributable to common stockholders by the weighted-average number of shares of common stock outstanding during the period. Diluted earnings per share attributable to common stockholders adjusts basic earnings per share for the potentially dilutive impact of stock options and redeemable convertible preferred stock. As the Company has reported losses for the years presented, all potentially dilutive securities are antidilutive and accordingly, basic net loss per share equals diluted net loss per share.

Recently Adopted Accounting Pronouncements

The Company adopted the following accounting standards during the year ended December 31, 2020:

In August 2018, the FASB issued ASU No. 2018-15, Intangibles — Goodwill and Other — Internal-use Software (Subtopic 350-40): Customer’s Accounting for Implementation Costs Incurred in a Cloud Computing Arrangement that is a Service Contract. The amendment aligns the requirements for capitalizing implementation costs incurred in a hosting arrangement that is a service contract with the requirements for capitalizing implementation costs incurred to develop or obtain internal-use software (and hosting arrangements that include an internal-use software license). The guidance will be effective for fiscal years beginning after December 15, 2019 and interim periods within those fiscal years. The Company adopted this standard effective January 1, 2020. The adoption of this standard did not have a material impact to the Company’s results of operations for the year ended December 31, 2020.

In August 2018, the FASB issued ASU No. 2018-13, Fair Value Measurement (Topic 820): Disclosure Framework — Changes to the Disclosure Requirements for Fair Value Measurement (“ASU 2018-13”), to improve the effectiveness of disclosures in the note to the financial statements by facilitating clear communication of the information required by generally accepted accounting principles. The adoption of ASU 2018-13 is effective for the Company beginning January 1, 2020. The adoption of this standard did not have a material impact to the Company’s results of operations for the year ended December 31, 2020.

Recent Issued Accounting Pronouncements

As an emerging growth company (“EGC”), the Jumpstart Our Business Startups Act (“JOBS Act”) allows the Company to delay adoption of new or revised accounting pronouncements applicable to public companies until such pronouncements are applicable to private companies. The Company has elected to use this extended transition period under the JOBS Act until such time as the Company is no longer considered to be an EGC. The adoption dates discussed below reflect this election.

In February 2016, FASB issued ASU 2016-02, Leases (Topic 842). Lessees will need to recognize almost all leases on their balance sheet as a right-of-use asset and a lease liability. For income statement purposes, FASB retained a dual model, requiring leases to be classified as either operating or finance. Classification will be based on criteria that are largely similar to those applied in current lease accounting, but without explicit bright lines. Lessor accounting is similar to the current model but updated to align with certain changes to the lessee model and the new revenue recognition standard. The standard will be effective beginning after December 15, 2021. Early adoption is permitted. The Company is currently evaluating this new standard and the impact it will have on its consolidated financial statements.

In June 2016, FASB issued ASU 2016-13, Financial Instruments-Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments (“ASU 2016-13”), intended to improve the timing, and enhance the accounting and disclosure, of credit losses on financial assets. This update modified the existing accounting guidance related to the impairment evaluation for available-for-sale debt securities, reinsurance recoverables, and premiums receivables and could result in the creation of an allowance for credit losses as a contra asset account. The ASU requires a cumulative-effect change to retained earnings in the period of adoption and prospective changes on previously recorded impairments, to the extent applicable. The amendments in ASU 2016-13 are effective for fiscal years beginning after December 15, 2022. The Company is currently evaluating this new standard and believes that it will not have a material impact on the Company’s consolidated financial statements with its current investment portfolio.

In March 2020, FASB issued ASU 2020-04, Reference Rate Reform (Topic 848): Facilitation of the Effects of Reference Rate Reform on Financial Reporting, which provides optional expedients and exceptions to contract modifications and hedging relationships that reference LIBOR or another reference rate expected to be discontinued. The standard is effective upon issuance through December 31, 2022 and may be applied at the beginning of the interim period that includes March 12, 2020 or any date thereafter. The Company is currently evaluating this new standard and the impact it will have on its consolidated financial statements.

Insu acquisition corp. II [Member]
Overview and Basis of Presentation [Line Items]
Overview and Basis of Presentation

NOTE 1 — DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS

The Company was incorporated in Delaware on October 11, 2018 for the purpose of effecting a merger, capital stock exchange, asset acquisition, stock purchase, reorganization or similar business combination with one or more businesses.

Business Combination

On February 9, 2021, the Company consummated the previously announced Business Combination pursuant to the Agreement and Plan of Merger and Reorganization, or the Merger Agreement, dated November 24, 2020 and as amended on January 12, 2021 and further amended on February 8, 2021, by and among the Company, INSU II Merger Sub Corp., a Delaware corporation and a direct wholly owned subsidiary of the Company, or Merger Sub, and MetroMile, Inc., a Delaware corporation, or Legacy Metromile, pursuant to which, among other things, Merger Sub merged with and into Legacy Metromile, or the Merger, and together with the other transactions contemplated by the Merger Agreement, the Business Combination, with Legacy Metromile surviving the merger as a wholly owned subsidiary of the Company.

Business Prior to the Business Combination

All activity through December 31, 2020 is related to the Company’s formation, the Initial Public Offering, which is described below, identifying a target company for a Business Combination, and activities in connection with the proposed acquisition of Legacy Metromile.

The registration statement for the Company’s Initial Public Offering was declared effective on September 2, 2020. On September 8, 2020 the Company consummated the Initial Public Offering of 23,000,000 units, or the Units, and, with respect to the shares of Class A common stock included in the Units sold, the Public Shares, which included the full exercise by the underwriters of their over-allotment option in the amount of 3,000,000 Units, at $10.00 per Unit, generating gross proceeds of $230,000,000, which is described in Note 4.

Simultaneously with the closing of the Initial Public Offering, the Company consummated the sale of 540,000 units, or the Placement Units, at a price of $10.00 per Placement Unit in a private placement to Insurance Acquisition Sponsor II, LLC, or INSU Sponsor, Dioptra Advisors II, LLC, together with INSU Sponsor, the Sponsor, and Cantor, generating gross proceeds of $5,400,000, which is described in Note 5.

Transaction costs amounted to $14,233,916, consisting of $4,000,000 in cash underwriting fees, $9,800,000 of deferred underwriting fees and $433,916 of other offering costs.

Following the closing of the Initial Public Offering on September 8, 2020, an amount of $230,000,000 ($10.00 per Unit) from the net proceeds of the sale of the Units in the Initial Public Offering and the sale of the Placement Units was placed in a trust account, or the Trust Account, which will be invested in U.S. government securities, within the meaning set forth in Section 2(a)(16) of the Investment Company Act of 1940, as amended, or the Investment Company Act, with a maturity of 185 days or less, or in money market funds meeting certain conditions under Rule 2a-7 of the Investment Company Act, as determined by the Company, until the Closing.